Income taxes - Statutory federal and effective income tax rate and components of deferred tax assets and liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current period income tax expense	$ 0
Current income tax liability	$ 0
Difference between statutory federal income tax rate on income before income taxes and effective income tax rate
Statutory federal income tax rate	21.00%	21.00%	21.00%
Patronage exclusion	(21.00%)	(21.00%)	(21.00%)
Effective income tax rate	0.00%	0.00%	0.00%
Deferred tax assets
Net operating losses	$ 115,080,000
Obligation related to asset retirements	345,879,000	$ 331,311,000
Advance payments	183,833,000	175,077,000
Other regulatory liabilities	18,687,000	54,611,000
Other assets	30,373,000	24,838,000
Deferred tax assets	693,852,000	585,837,000
Net deferred tax assets	693,852,000	585,837,000
Deferred tax liabilities
Fixed assets and intangibles	(140,095,000)	(40,655,000)
Right-of-use assets-finance leases	(77,923,000)	(77,923,000)
Other regulatory asset	(343,230,000)	(338,291,000)
Other liabilities	(15,352,000)	(17,984,000)
Deferred tax liabilities	(576,600,000)	(474,853,000)
Net deferred tax assets (liabilities)	117,252,000	110,984,000
Less: Patronage exclusion	(117,252,000)	$ (110,984,000)
Net operating loss carryforwards	$ 447,086,000